Administrative Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of General And Administrative Expense Text Block Abstract
Administrative Expenses
21.	Administrative expenses

This caption is made up as follows:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 23(b)	116,748	96,891	76,291
Third-party services	72,172	59,896	48,713
Depreciation and amortization	16,667	16,569	16,626
Donations	8,494	9,067	9,188
Board of Directors compensation	6,112	6,397	5,992
Taxes	5,669	5,563	5,262
Consumption of supplies	1,715	1,686	1,297
	227,577	196,069	163,369